Concentrations, Risks and Uncertainties - Schedule of Concentration on Suppliers (Details) - Supplier Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Purchases [Member] | Supplier C [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	30.00%	29.00%
Purchases [Member] | Supplier D [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	12.00%	2.00%
Purchases [Member] | Supplier F [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	15.00%	57.00%
Purchases [Member] | Supplier K [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	23.00%	6.00%
Accounts Payable [Member] | Supplier C [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	39.00%		29.00%
Accounts Payable [Member] | Supplier D [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	14.00%		33.00%
Accounts Payable [Member] | Supplier F [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	13.00%		32.00%
Accounts Payable [Member] | Supplier K [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	28.00%		3.00%